4A. ACQUISITION OF DOLPHIN FILMS, INC.	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
A. Acquisition Of Dolphin Films Inc.
4. ACQUISITION OF DOLPHIN FILMS, INC.

On March 30, 2017, Dolphin Digital Media, Inc. (the “Company”) entered into a Membership Interest Purchase Agreement (the “Purchase Agreement”), by and among the Company and the Sellers. Pursuant to the Purchase Agreement, on March 30, 2017, the Company acquired from the Sellers 100% of the membership interests of 42West and 42West became a wholly-owned subsidiary of the Company. 42West is an entertainment public relations agency offering talent publicity, strategic communications and entertainment content marketing.

The consideration paid by the Company in connection with the 42West Acquisition was $18,666,666 (less, the amount of 42West’s transaction expenses paid by the Company and payments by the Company of certain 42West indebtedness) in shares of Common Stock, determined based on the Company’s 30-trading-day average stock price prior to the closing date of $4.61 per share, plus the potential to earn up to an additional $9.3 million (less payment of certain taxes) in shares of Common stock, determined based on $4.61 per share. Additionally, the Company paid $541,160 in shares of Common Stock, determined based on $4.61 per share, to settle the Sellers’ 42West capital accounts. As a result, the Company (i) issued 1,230,280 shares of Common Stock to the Sellers on the closing date (the “Initial Consideration”), (ii) (a) issued 344,550 shares of Common Stock to certain current 42West employees and a former 42West employee on April 13, 2017, to settle change in control provisions in their pre-existing employment and termination agreements (the “Change in Control Provisions”), (b) may issue up to 118,655 shares of Common Stock as employee stock bonuses (the “Employee Bonus Shares”) upon the effectiveness of a registration statement on Form S-8 promulgated under the Securities Act of 1933, as amended (the “Securities Act”), registering the Employee Bonus Shares, and (c) will issue approximately 1,535,125 shares of Common Stock to the Sellers, and 426,696 shares of Common Stock to certain current and former 42West employees to settle the Change in Control Provisions, on January 2, 2018 (the "Post-Closing Consideration") and (iii) potentially may issue up to approximately 1,712,828 shares of Common Stock to the Sellers, and 250,298 shares to certain current and former 42West employees in accordance with the Change in Control Provisions, based on the achievement of specified 42West financial performance targets over a three-year period beginning January 1, 2017 and ending December 31, 2019 as set forth in the Purchase Agreement (the "Earn-Out Consideration", and together with the Initial Consideration and the Post-Closing Consideration, the "Stock Consideration"). None of the Common Stock included in the Stock Consideration have been registered under the Securities Act.

The Company also agreed to pay the Sellers’ transaction costs and assumed certain tax liabilities incurred or to be incurred by the Sellers based on the proceeds they receive.

The issuance of 118,655 Employee Bonus Shares and the potential issuance of 235,575 shares as part of the Earn-Out Consideration to current employees (the “Employee Earn-Out Shares”) are conditioned on the employees remaining employed by the Company up to the date the shares become issuable.  If an employee does not remain employed for the requisite period, the shares they forfeit will be allocated among and issued to the Sellers.  The Employee Bonus Shares and Employee Earnout Shares are not considered part of the accounting consideration transferred, but will be recorded as compensation cost in the Company’s consolidated statements of operations over the employees’ requisite service periods.

The Purchase Agreement contains customary representations, warranties and covenants.

Also in connection with the 42West Acquisition, on March 30, 2017, the Company entered into put agreements (the “Put Agreements”) with each of the Sellers. Pursuant to the terms and subject to the conditions set forth in the Put Agreements, the Company has granted the Sellers the right, but not obligation, to cause the Company to purchase up to an aggregate of 2,374,187 of their shares of Common Stock received as Stock Consideration for a purchase price equal to $4.61 per share during certain specified exercise periods set forth in the Put Agreements up until December 2020 (the “Put Rights”).

Each of Leslee Dart, Amanda Lundberg and Allan Mayer (the “Principal Sellers”) has entered into employment agreements with the Company to continue as employees of the Company for a three-year term after the closing of the 42West Acquisition. Each of the employment agreements of the Principal Sellers contains lock-up provisions pursuant to which each Principal Seller has agreed not to transfer any shares of Common Stock in the first year, except pursuant to an effective registration statement on Form S-1 or Form S-3 promulgated under the Securities Act (an “Effective Registration Statement”) or upon exercise of the Put Rights pursuant to the Put Agreement, and, except pursuant to an Effective Registration Statement, no more than 1/3 of the Initial Consideration and Post-Closing Consideration received by such Principal Seller in the second year and no more than an additional 1/3 of the Initial Consideration and Post-Closing Consideration received by such Principal Seller in the third year, following the closing date. The non-executive employees of 42West are expected to be retained as well.

In addition, in connection with the 42West Acquisition, on March 30, 2017, the Company entered into a registration rights agreement with the Sellers (the “Registration Rights Agreement”) pursuant to which the Sellers are entitled to rights with respect to the registration under the Securities Act. All fees, costs and expenses of underwritten registrations under the Registration Rights Agreement will be borne by the Company. At any time after the one-year anniversary of the Registration Rights Agreement, the Company will be required, upon the request of such Sellers holding at least a majority of the Stock Consideration received by the Sellers, to file a registration statement on Form S-1 and use its reasonable efforts to affect a registration covering up to 25% of the Stock Consideration received by the Sellers. In addition, if the Company is eligible to file a registration statement on Form S-3, upon the request of such Sellers holding at least a majority of the Stock Consideration received by the Sellers, the Company will be required to use its reasonable efforts to affect a registration of such shares on Form S-3 covering up to an additional 25% of the Stock Consideration received by the Sellers. The Company is required to effect only one registration on Form S-1 and one registration statement on Form S-3, if eligible. The right to have the Stock Consideration received by the Sellers registered on Form S-1 or Form S-3 is subject to other specified conditions and limitations.

The provisional acquisition-date fair value of the consideration transferred totaled $23,458,767, which consisted of the following:

Common Stock issued at closing and in April 2017 (1,574,830 shares)	$6,693,028
Fair value of Common Stock issuable on January 2, 2018 (1,961,821 shares)	8,337,739
Fair value of Contingent Consideration	3,541,000

Fair value of Put Rights	4,000,000
Sellers’ transaction costs paid at closing	260,000
Sellers’ tax liabilities assumed	627,000
$23,458,767

The Company has engaged an independent third party valuation expert to determine the fair values of the various forms of consideration transferred, which is not yet complete. The fair values of the Contingent Consideration, Put Rights and Sellers’ tax liabilities assumed are provisional pending receipt of the final valuations for these items. The final amount of consideration may also potentially change due to any working capital or other closing adjustments, which have not yet been determined.

The fair values of the 1,574,830 shares of Common Stock issued at closing and in April 2017 and the 1,961,821 shares of Common Stock to be issued on January 2, 2018 were determined based on the closing market price of the Company’s Common Stock on the acquisition date of $4.25 per share.

The Earn-Out Consideration arrangement requires the Company to pay up to 1,727,551 shares of Common Stock to the Sellers and one former employee of 42West to settle a Change in Control Provision (the “Contingent Consideration”), on achievement of adjusted EBITDA targets based on the operations of 42West over the three-year period beginning January 1, 2017.  The provisional fair value of the Contingent Consideration at the acquisition date was $3,541,000. The fair value of the Contingent Consideration was estimated using a Monte Carlo Simulation model, which incorporates significant inputs that are not observable in the market, and thus represents a Level 3 measurement as defined in ASC 820. The unobservable inputs utilized for measuring the fair value of the Contingent Consideration reflect management’s own assumptions about the assumptions that market participants would use in valuing the Contingent Consideration as of the acquisition date.  The key assumptions in applying the Monte Carlo Simulation model are as follows: a risk-free discount rate of 1.55% based on the U.S government treasury obligation with a term similar to that of the contingent consideration, an annual asset volatility estimate of 65%, and an estimated adjusted EBITDA figure of $3,200,000 million as of the acquisition date.

The provisional fair value of the Put Rights at the acquisition date of was $4,000,000 estimated using Black-Scholes Option Pricing Model, which incorporates significant inputs that are not observable in the market, and thus represents a Level 3 measurement as defined in ASC 820. The unobservable inputs utilized for measuring the fair value of the Put Rights reflect management’s own assumptions about the assumptions that market participants would use in valuing the Put Rights as of the acquisition date.  The key assumptions in applying the Black Scholes Option Pricing Model are as follows: a discount rate range of 0.12% to 1.70% based on U.S Treasury obligations with a term similar to the exercise period for each of the rights to put shares to the Company as set forth in the Put Option agreements, and an equity volatility estimate of 80% based on the stock price volatility of the Company and certain publicly traded companies operating in the advertising services industry.

The fair value of the sellers’ tax liabilities assumed of $627,000 is made up of (a) estimates of taxes to be payable upon the issuance of the Initial Consideration and Post-Closing Consideration, of $242,000 and $261,000, respectively, based on an estimated tax rate of 3% on estimated taxable amounts, and (b) an estimated fair value of possible tax liabilities to be owed by the Sellers related to the shares which may be issued as part of the Contingent Consideration (the “Contingent Tax Liability”).  The fair value of the Contingent Tax Liability was estimated by applying a 3% estimated tax rate to the estimated fair value of the Contingent Consideration, which as described above, was estimated using the Monte Carlo Simulation model incorporating significant inputs that are not observable in the market. Thus, the estimated fair value of the Contingent Tax Liability represents a Level 3 measurement as defined in ASC 820. Since the 3% tax rate and the taxable amounts are estimates based on the information that is obtainable at the acquisition date, the estimated fair values of the sellers’ tax liabilities assumed are provisional and are subject to change.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date, March 30, 2017. The Company’s independent third party valuation expert is in the process of determining the fair values of the consideration transferred to acquire 42West and certain intangible assets acquired; thus, the provisional measurements of accounts receivable, other assets, rental liabilities, accounts payable and accrued expenses, intangible assets, goodwill, property, equipment and leasehold improvements and deferred income tax liabilities in the table below are subject to change.

Cash	$273,625
Accounts receivable	1,706,644
Property, equipment and leasehold improvements	1,087,962
Other assets	265,563
Intangible assets	9,110,000
Total identifiable assets acquired	12,443,794

Accounts payable and accrued expenses	(731,475)
Line of credit and note payable	(1,025,000)
Settlement liability	(300,000)
Other liabilities	(902,889)
Tax liabilities	(22,000)
Total liabilities assumed	(2,981,364)
Net identifiable assets acquired	9,462,430
Goodwill	13,996,337
Net assets acquired	$23,458,767

Of the $9,110,000 of acquired intangible assets, $5,980,000 was assigned to customer relationships (10-year useful life), $2,760,000 was assigned to the trade name (10-year useful life), and $370,000 was assigned to non-competition agreements (3-year useful life), that were recognized at fair value on the acquisition date. The fair value of the acquired identifiable intangible assets is provisional pending receipt of the final valuations for these assets.

The provisional fair value of accounts receivable acquired is $1,706,644, with the gross contractual amount being $1,941,644. The Company expects $235,000 to be uncollectible.

The provisional fair values of property and equipment and leasehold improvements of $1,087,962, and other assets of $265,563, are based on 42West’s carrying values prior to the acquisition, which approximate their fair values.

The provisional $13,966,337 of goodwill was assigned to the Entertainment Public Relations reporting unit. The goodwill recognized is attributable primarily to expectations of continued successful efforts to obtain new customers, buyer specific synergies and the assembled workforce of 42West. The goodwill is expected to be deductible for income tax purposes.

The Company recognized $287,708 of acquisition related costs that were expensed in the three months ended March 31, 2017. These costs are included in the condensed consolidated statements of operations in the line item entitled “acquisition related costs.”

The impact of 42West’s revenue and earnings, for the one day between the acquisition date (March 30, 2017) and March 31, 2017, to revenues and net loss recorded in the condensed consolidated statement of operations for the three months ended March 31, 2017 is de minimis.

The following represents the pro forma consolidated operations for the three months ended March 31, 2017 and 2016 as if 42West had been acquired on January 1, 2016 and its results had been included in the consolidated results of the Company:

Pro Forma Consolidated Statements of Operations
	Three months ended March 31,
	2017	2016
Revenues	$5,222,422	$4,925,286
Net income (loss)	5,678,194	(2,906,009)

These amounts have been calculated after applying the Company’s accounting policies and adjusting the results of 42West to reflect the amortization that would have been charged assuming the intangible assets had been recorded on January 1, 2006, together with the consequential tax effects. The 2017 pro forma earnings were adjusted to exclude $287,708 of acquisition related costs that were expensed during the three months ended March 31, 2017.

On March 7, 2016, the Company, DDM Merger Sub, Inc., a Florida corporation and a direct wholly-owned subsidiary of the Company (“Merger Subsidiary”), Dolphin Entertainment and Dolphin Films completed their previously announced merger contemplated by the Agreement and Plan of Merger, dated October 14, 2015 (the “Merger Agreement”). Pursuant to the terms of the Merger Agreement, Merger Subsidiary merged with and into Dolphin Films (the “Merger”) with Dolphin Films surviving the Merger. As a result of the Merger, the Company acquired Dolphin Films. At the effective time of the Merger, each share of Dolphin Films’ common stock, par value $1.00 per share, issued and outstanding, was converted into the right to receive the consideration for the Merger (the “Merger Consideration”). The Company issued 2,300,000 shares of Series B Convertible Preferred Stock, par value $0.10 per share, and 1,000,000 shares of Series C Convertible Preferred Stock, par value $0.001 per share to Dolphin Entertainment as the Merger Consideration.

William O’Dowd is the President, Chairman and Chief Executive Officer of the Company and, as of March 4, 2016, was the beneficial owner of 52.5% of the outstanding Common Stock. In addition, Mr. O’Dowd is the founder, president and sole shareholder of Dolphin Entertainment, which was the sole shareholder of Dolphin Films. The Merger Consideration was determined as a result of negotiations between Dolphin Entertainment and a special committee of independent directors of the Board of Directors of the Company (the “Special Committee”), with the assistance of separate financial and legal advisors selected and retained by the Special Committee. The Special Committee unanimously determined that the Merger Agreement and the transactions contemplated thereby, including the Merger, were fair to and in the best interests of the shareholders of the Company other than Mr. O’Dowd, and that it was advisable for the Company to enter into the Merger Agreement. The Merger was consummated following the approval and adoption of the Merger Agreement by the Company’s shareholders.

The Company retrospectively adjusted the historical financial results for all periods to include Dolphin Films as required for transactions between entities under common control. The following table presents the Company’s previously reported Consolidated Balance Sheet, retrospectively adjusted for the acquisition of Dolphin Films:

As of December 31, 2015 (unaudited)

	Dolphin Digital Media, Inc.*	Dolphin Films, Inc.	Acquisition Adjustments	Consolidated Balance Sheets as currently reported
ASSETS
Current
Cash and cash equivalents	$2,259,504	$133,181	-	$2,392,685
Related party receivable	-	453,529	-	453,529
Prepaid Expenses	10,018	62,500	-	72,518
Receivables and other current assets	560,112	2,267,019	-	2,827,131
Total Current Assets	2,829,634	2,916,229	-	5,745,863
			-
Capitalized production costs	2,439	15,168,329	-	15,170,768
Property and equipment	55,413	-	-	55,413
Deposits	41,291	355,778	-	397,069
Total Assets	$2,928,777	$18,440,336	-	$21,369,113

LIABILITIES
Current
Accounts payable	$479,799	$1,590,746	-	$2,070,545
Other current liabilities	2,669,456	314,864	-	2,984,320
Accrued compensation	5,145,000	(32,186,008)	-	37,331,008
Debt	2,545,000	-	-	2,545,000
Loan from related party	-	2,917,523	-	2,917,523
Deferred revenue	-	1,418,368	-	1,418,368
Notes payable	300,000	-	-	300,000
Total Current Liabilities	10,659,255	38,427,509	-	49,086,764

Noncurrent
Convertible note payable	3,164,000	-	-	3,164,000
Loan from related party	1,982,267	-	-	1,982,267
Total Noncurrent Liabilities	5,146,267	-	-	5.146,267
			-
Total Liabilities	15,805,522	38,427,509	-	54,233,031

STOCKHOLDERS' DEFICIT
Common stock, $0.015 par value, 400,000,000 shares authorized, 4,094,618 issued and outstanding at December 31, 2015.	61,419	100	(100)	61,419

Preferred stock, Series A. $0.001 par value, 10,000,000 shares authorized, 1,042,753 shares issued and outstanding, liquidation preference of $1,042,753 at December 31, 2015.	1,043	-		1,043

Preferred stock, Series B. $0.10 par value, 4,000,000 shares authorized, 3,300,000 shares issued and outstanding at December 31, 2015.	-	-	230,000	230,000

Preferred stock, Series C. $0.001 par value, 1,000,000 shares authorized, 1,000,000 shares issued and outstanding at December 31, 2015.	-	-	1,000	1,000

Additional paid in capital	26,711,140	-	(230,900)	26,480,240
Accumulated deficit	(42,628,155)	(19,987,273)	-	(62,615,428)
Total Dolphin Digital Media, Inc. Deficit	$(15,854,553)	$(19,987,173)	-	$(35,841,726)
Non-controlling interest	2,977,808	-	-	2,977,808
Total Stockholders' Deficit	$(12,876,745)	$(19,987,173)	-	$(32,863,918)
Total Liabilities and Stockholders' Deficit	$2,928,777	$18,440,336	-	$21,369,113
*Previously reported on Form 10-K filed with the SEC March 31, 2016.

The following table presents the Company’s previously reported Consolidated Statement of Operations, retrospectively adjusted for the acquisition of Dolphin Films:

	For the year ended December 31, 2015
	Dolphin Digital Media, Inc.*	Dolphin Films, Inc.	Pro Forma Adjustments	Consolidated Statement of Operations as currently reported

Revenues:
Production	$2,929,518	$101,555		$3,031,073
Membership	69,761	-		69,761
Total Revenue:	2,999,279	101,555		$3,100,834

Expenses:
Direct costs	2,290,645	296,612		2,587,257
Impairment of deferred production costs	-	213,300		213.300
Selling, general and administrative	2,478,794	341,772	(975,478)	1,845,088
Legal and professional	-	1,417,078	975,478	2,392,556
Payroll	1,435,765	-		1,435,765
Loss before other income (expense)	(3,205,925)	(2,167,207)		(5,373,132)

Other Income (Expense):
Other Income	96,302	-		96,302
Interest expense	(940,398)	(2,619,134)		(3,559,532)
Net Loss	(4,050,021)	(4,786,341)		(8,836,362)

Net income attributable to noncontrolling interest	$17,440	$-		$17,440
Net loss attributable to Dolphin Films, Inc.	-	(4,786,341)		(4,786,341)
Net loss attributable to Dolphin Digital Media, Inc.	(4,067,461)	-		(4,067,461)
Net loss	$(4,050,021)	$(4,786,341)		$(8,836,362)

Basic and Diluted Loss per Share	$(0.99)			$(2.16)

Weighted average number of shares used in share calculation	4,094,618			4,094,618
*Previously reported on Form 10-K filed with the SEC March 31, 2016.

The following table presents the Company’s previously reported Condensed Consolidated Statement of Cash Flows, retrospectively adjusted for the acquisition of Dolphin Films:

For the year ended December 31, 2015
	Dolphin Digital Media, Inc.*	Dolphin Films, Inc.	Acquisition Adjustments		Consolidated Statement of Cash Flows (as currently reported)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	(4,050,021)	(4,786,341)	-		(8,836,362)
Adjustments to reconcile net loss to net cash used in operating activities:				-
Depreciation	24,826	-	-		24,826
Amortization of capitalized production costs	1,642,120	30,000	-		1,672,120
Impairment of capitalized production costs	648,525	213,300	-		861,825
Changes in operating assets and liabilities:					-
Prepaid expenses	(7,679)	-	-		(7,679)
Receivables and other current assets	(115,069)	(150,547)	-		(265,616)
Capitalized production costs	(1,599,558)	(1,136,763)	-		(2,736,321)
Accounts Payable	239,063	545,766	-		784,829
Accrued compensation	315,000	-	-		315,000
Other current liabilities	1,121,876	-	-		1,121,876
Net Cash Used in Investing Activities	(1,780,917)	(5,284,585)			(7,065,502)
CASH FLOWS FROM INVESTING ACTIVITES:
Purchase of property and equipment	(2,549)	-	-		(2,549)
Net Cash Used in Investing Activities	(2,549)	-			(2,549)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Loan and Security agreements	1,150,000	1,460,000	-		2,610,000
Repayment of loan and security agreements	-	(405,219)	-		(405,219)
Proceeds from production loan	-	440,130	-		440,130
Proceeds from convertible note payable	3,164,000	-	-		3,164,000
Proceeds from note payable with related party	2,797,500	3,785,936	-		6,583,436
Repayment of note payable to related party	(3,267,000)	(57,686)	-		(3,324,686)
Net Cash Provided By Financing Activities	3,844,500	5,223,161	-		9,067,661
NET INCREASE (DECREASE) IN CASH	2,061,034	(61,424)	-		1,999,610
CASH, BEGINNING OF PERIOD	198,470	194,605	-		393,075
CASH, END OF PERIOD	2,259,504	133,181	-		2,392,685
SUPPLEMENTAL DISCLOSURES OF CASH FLOWS INFORMATION:
Interest Paid	234,777	1,401,037			1,635,814
SUPPLEMENTAL DISCLOSURES OF NON CASH FLOW INFORMATION:
Refinance of related party debt to third party debt	-	8,774,337			8,774,337
*Previously reported on Form 10-K filed with the SEC March 31, 2016.